PROPERTY, PLANT AND EQUIPMENT, NET (Details - Property) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 87,610,960	$ 70,910,009
Less: Accumulated depreciation	(4,029,638)	(1,341,458)
Property, plant and equipment, net	83,581,322	69,568,551
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	18,924,437	13,334,843
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	68,641,338	57,147,087
Computer And Software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	16,148	329,932
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	0	27,036
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 29,037	$ 71,111